UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:   March 31, 2010
                                                -----------------

Check here if Amendment [  ];       Amendment Number:
                                                      -----------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Bedell Investment Counselling
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Address:        200 Pringle Avenue Suite 450
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                Walnut Creek, CA  94596
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Form 13F File Number:
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Mike Harris
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Title:          Portfolio Analyst
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Phone:          925 932 0344
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Signature, Place and Date of Signing:


            /s/   Mike Harris              Walnut Creek, CA    Aptil 22, 2010
      --------------------------------    ------------------   ----------------
                  [Signature]               [City, State]           [Date]


Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  62
                                                 --------------------
Form 13F Information Table Value Total:               $152,155
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

FORM 13F INFORMATION TABLE

Bedell Investment Counselling 3.31.10

       							Value	SH	Invt	Other	Voting	Voting	Voting
Name of Issuer		Class	CUSIP		($1,000)Shares	PRN	Disc	Mgrs	Sole	Shared	None

FAX: ABERDEEN- ASIA	COM	003009107	746	114,440	SH	SOLE	NONE	0	0	114,440
AEGON 3mo+87.50 bps C10	PRF	007924509	1050	51,200	SH	SOLE	NONE	0	0	51,200
ALLIANZ SE DEBT 8.375%	PRF	018805200	462	17,900	SH	SOLE	NONE	0	0	17,900
APPLE INC.		COM	037833100	12685	53,977	SH	SOLE	NONE	0	0	53,977
BANK OF AMERICA		COM	060505104	1324	74,161	SH	SOLE	NONE	0	0	74,161
BANK OF AMERICA 3mo+65	PRF	060505625	357	20,000	SH	SOLE	NONE	0	0	20,000
BERKSHIRE HATHAWAY CL B	COM	084670207	276	3,400	SH	SOLE	NONE	0	0	3,400
CBS DEBT 7.25% C06	PRF	124857301	634	25,750	SH	SOLE	NONE	0	0	25,750
CELGENE			COM	151020104	3189	51,475	SH	SOLE	NONE	0	0	51,475
CHEVRON CORP		COM	166764100	8113	106,987	SH	SOLE	NONE	0	0	106,987
CITIGROUP TRUST 6.10%	PRF	173064205	1508	79,600	SH	SOLE	NONE	0	0	79,600
COCA COLA		COM	191216100	5803	105,515	SH	SOLE	NONE	0	0	105,515
WALT DISNEY CO.		COM	254687106	4144	118,696	SH	SOLE	NONE	0	0	118,696
FIRST SOLAR		COM	336433107	2945	24,015	SH	SOLE	NONE	0	0	24,015
FLUOR CORP		COM	343412102	3896	83,775	SH	SOLE	NONE	0	0	83,775
GENERAL ELECTRIC	COM	369604103	266	14,600	SH	SOLE	NONE	0	0	14,600
GILEAD SCIENCES, INC	COM	375558103	3919	86,194	SH	SOLE	NONE	0	0	86,194
INTEL CORPORATION	COM	458140100	209	9,380	SH	SOLE	NONE	0	0	9,380
IBM			COM	459200101	4711	36,735	SH	SOLE	NONE	0	0	36,735
EWA: AUSTRALIA INDEX	COM	464286103	3118	129,880	SH	SOLE	NONE	0	0	129,880
EWS: SINGAPORE INDEX	COM	464286673	2522	219,295	SH	SOLE	NONE	0	0	219,295
FXI: CHINA INDEX	COM	464287184	4217	100,160	SH	SOLE	NONE	0	0	100,160
JOHNSON & JOHNSON	COM	478160104	1534	23,533	SH	SOLE	NONE	0	0	23,533
McDONALDS		COM	580135101	4726	70,835	SH	SOLE	NONE	0	0	70,835
MERRILL LYNCH TRUST 6.4	PRF	590199204	3471	167,510	SH	SOLE	NONE	0	0	167,510
PROCTER & GAMBLE CO	COM	742718109	239	3,777	SH	SOLE	NONE	0	0	3,777
REHABCARE GROUP		COM	759148109	1170	42,900	SH	SOLE	NONE	0	0	42,900
ROYAL BK SCOT 7.25% C04	PRF	780097879	206	10,700	SH	SOLE	NONE	0	0	10,700
GLD: GOLD INDEX		COM	863307104	5417	49,720	SH	SOLE	NONE	0	0	49,720
TEVA PHARMACEUTICAL	COM	881624209	4864	77,115	SH	SOLE	NONE	0	0	77,115
WELLS FARGO BANK	COM	949746101	286	9,199	SH	SOLE	NONE	0	0	9,199
BANK OF AMERICA TRUST 7%PRF	05518E202	309	13,200	SH	SOLE	NONE	0	0	13,200
A T & T			COM	00206R102	1957	75,747	SH	SOLE	NONE	0	0	75,747
ALLSCRIPTS-MYSIS	COM	01988P108	2597	132,625	SH	SOLE	NONE	0	0	132,625
ARCELOR MITTAL		COM	03938L104	4410	100,440	SH	SOLE	NONE	0	0	100,440
BANK OF AMERICA TRUST	PRF	05633T209	261	11,200	SH	SOLE	NONE	0	0	11,200
TAN: SOLAR ENERGY INDEX	COM	18383M621	261	30,500	SH	SOLE	NONE	0	0	30,500
CLEARWIRE CORP CL A	COM	18538Q105	1172	163,700	SH	SOLE	NONE	0	0	163,700
COSTCO WHOLESALE	COM	22160K105	3752	62,845	SH	SOLE	NONE	0	0	62,845
DEVON ENERGY		COM	25179M103	4030	62,553	SH	SOLE	NONE	0	0	62,553
EXXON MOBIL		COM	30231G102	6037	90,130	SH	SOLE	NONE	0	0	90,130
FREEPORT MCMORAN	COM	35671D782	3946	47,235	SH	SOLE	NONE	0	0	47,235
GOOGLE INC		COM	38259P508	7450	13,137	SH	SOLE	NONE	0	0	13,137
EWZ: BRAZIL INDEX	COM	464286400	3289	44,665	SH	SOLE	NONE	0	0	44,665
MBNA CAP TRUST 8.1% C07	PRF	55270B201	200	8,000	SH	SOLE	NONE	0	0	8,000
MOO: AGRICULTURE INDEX	COM	57060U605	3421	75,853	SH	SOLE	NONE	0	0	75,853
MERRILL LYNCH TRUST	PRF	59024T203	276	13,350	SH	SOLE	NONE	0	0	13,350
METLIFE 3mo+100bps C10	PRF	59156R504	1201	50,493	SH	SOLE	NONE	0	0	50,493
MORGAN STANLEY TRUST	PRF	61750K208	1531	66,437	SH	SOLE	NONE	0	0	66,437
NAT'L CITY (PNC) 6.625%	PRF	63540T200	1932	81,250	SH	SOLE	NONE	0	0	81,250
PIN: INDIA INDEX	COM	73935L100	2806	123,300	SH	SOLE	NONE	0	0	123,300
RANGE RESOURCES CORP	COM	75281A109	4343	92,650	SH	SOLE	NONE	0	0	92,650
XLE: ENERGY INDEX	COM	81369Y506	204	3,545	SH	SOLE	NONE	0	0	3,545
SUNTECH POWER HOLDINGS	COM	86800C104	1276	91,040	SH	SOLE	NONE	0	0	91,040
UBS 1mo+70bps C08	PRF	90263W201	321	19,000	SH	SOLE	NONE	0	0	19,000
VERIZON COMMUNICATIONS	COM	92343V104	233	7,522	SH	SOLE	NONE	0	0	7,522
VIACOM INC DEBT 6.85%	PRF	92553P300	375	15,000	SH	SOLE	NONE	0	0	15,000
WELLS FARGO TRUST 6.375	PRF	92978X201	1887	82,550	SH	SOLE	NONE	0	0	82,550
WELLS FARGO TRUST 7.0%	PRF	94976Y207	386	15,325	SH	SOLE	NONE	0	0	15,325
WELLS FARGO TRUST 7.875	PRF	94985V202	361	13,800	SH	SOLE	NONE	0	0	13,800
MARVELL TECH GROUP	COM	G5876H105	2882	141,125	SH	SOLE	NONE	0	0	141,125
GENCO SHIPPING & TRADIN	COM	Y2685T107	1040	49,270	SH	SOLE	NONE	0	0	49,270


